Schedule I - Parent Company Financial Information - Summary Of Condensed Statements Of Loss and Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Change in fair value of warrant liability					$ (5,267)	$ 7,485	$ (235)
Loss before income taxes					(34,147)	(40,519)	(36,384)
Net loss	$ (8,331)	$ (12,787)	$ (31,222)	$ (39,966)	(24,453)	(35,201)	(23,443)
Other comprehensive loss:
Comprehensive loss					(26,107)	(33,085)	(22,926)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in net loss of unconsolidated subsidiaries					(29,177)	(27,716)	(23,678)
Change in fair value of warrant liability					(5,267)	7,485	(235)
Loss before income taxes					(23,910)	(35,201)	(23,443)
Net loss					(23,910)	(35,201)	(23,443)
Other comprehensive loss:
Foreign currency translation adjustment					(1,654)	2,116	517
Comprehensive loss					$ (25,564)	$ (33,085)	$ (22,926)